Condensed Consolidated Balance Sheets (Q1) (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 350,231	$ 116,292
Restricted cash and cash equivalents	4,054	11,100
Customer accounts receivable (less allowance for credit losses)	71,796	83,591
Other accounts receivable	29,485	35,731
Unbilled revenue	30,434	33,207
Fuel inventory, at average cost	109,232	83,061
Materials and supplies, at average cost	120,646	118,858
Energy risk management assets	1,992	7,023
Accumulated deferred fuel	16,353	22,910
Cash surrender value of company-/trust-owned life insurance policies	75,411	86,096
Prepayments	6,518	7,711
Regulatory assets	18,643	19,807
Other current assets	12,356	12,688
Total current assets	847,151	638,075
Property/Utility, plant, and equipment
Property, plant, and equipment	5,038,241	4,982,255
Accumulated depreciation	(503,554)	(454,874)
Net property, plant, and equipment	4,534,687	4,527,381
Construction work in progress	121,575	117,630
Total property, plant, and equipment, net	4,656,262	4,645,011
Equity investment in investee	17,072	17,072
Goodwill	1,490,797	1,490,797
Prepayments	27,794	25,949
Operating lease right of use assets	28,447	28,791
Restricted cash and cash equivalents	9,899	15,203
Note receivable	15,031	15,198
Regulatory assets	415,226	422,431
Intangible assets	131,122	138,103
Other deferred charges	37,394	39,668
Total assets	7,676,195	7,476,298
Current liabilities
Short-term debt	238,000	0
Long-term debt and finance leases due within one year	63,932	125,986
Accounts payable	104,091	158,863
Accounts payable - affiliate	33,780	33,780
Customer deposits	59,192	58,289
Provision for rate refund	29,735	38,903
Taxes payable, net	23,902	8,931
Interest accrued	41,731	19,001
Energy risk management liabilities	9,697	4,113
Regulatory liabilities - other	3,910	6,675
Deferred compensation	9,371	12,115
Other current liabilities	45,699	44,683
Total current liabilities	663,040	511,339
Long-term liabilities and deferred credits
Accumulated deferred federal and state income taxes, net	655,027	657,058
Postretirement benefit obligations	283,830	283,075
Regulatory liabilities - deferred taxes, net	146,225	146,948
Restricted storm reserve	8,324	12,285
Deferred lease revenue	47,561	49,862
Intangible liabilities	30,119	31,872
Asset retirement obligations	23,489	23,173
Operating lease liabilities	25,119	25,779
Other deferred credits	30,474	27,222
Total long-term liabilities and deferred credits	1,250,168	1,257,274
Long-term debt and finance leases, net	3,113,239	3,064,679
Total liabilities	5,026,447	4,833,292
Commitments and contingencies (Note 14)
Member's equity
Member's equity	2,649,748	2,643,006
Total liabilities and member's equity	$ 7,676,195	$ 7,476,298